Cash and Cash Equivalents and Margin Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents and Margin Cash [Abstract]
Schedule of Changes in Fair Value to be Cash Equivalents
Cash and cash equivalents	June 30, 2024	December 31, 2023
Cash on hand and at banks	1,322,154	1,830,814
CDB (bank certificates of deposit) and National Treasury Bills (Tesouro Selic)(1)	2,368,148	2,738,703
	3,690,302	4,569,517

(1)       CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário — CDI). Tesouro Selic are bonds purchased from financial institutions having conditions and characteristics that are similar to CDB’s.

Margin cash	June 30, 2024	December 31, 2023
Margin cash (Restricted cash)	90,761	18,191
Investments in Treasury Bills	71,758	114,270
	162,519	132,461

Cash and cash equivalents	December 31, 2023	December 31, 2022
Cash on hand and at banks	1,830,814	1,144,741
CDB (bank certificates of deposit) and National Treasury Bills (Tesouro Selic)(1)	2,738,703	1,381,690
	4,569,517	2,526,431
Margin cash
Margin cash (Restricted cash)	18,191	59,088
Investments in Treasury Bills	114,270	71,121
	132,461	130,209

(1)     CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário — CDI). Tesouro Selic are bonds purchased from financial institutions having conditions and characteristics that are similar to CDB’s.